SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, NY 10017

November 29, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention: Filing Desk

Re:	BlackRock FundsSM (Registration Statement File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

We hereby submit for filing by direct electronic transmission by BlackRock FundsSM (“BlackRock”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 88 to BlackRock’s Registration Statement on Form N-1A.

The purpose of this filing is to submit for review, in advance of BlackRock’s annual update to its Registration Statement, BlackRock’s proposed model disclosure on (i) market timing issues, fair valuation of assets and disclosure of Portfolio holdings, as required by recent amendments to Form N-1A, and (ii) the use of predecessor performance by certain BlackRock Portfolios in connection with their reorganizations with certain State Street Research Mutual Funds. Per a discussion with Laura Hatch of the staff of the Securities and Exchange Commission, BlackRock is filing one prospectus and one statement of additional information with the proposed language. Once the disclosure is commented on by the Staff and finalized, all other BlackRock prospectuses and statements of additional information will be conformed and filed pursuant to Rule 485(b) under the Securities Act of 1933.

Any questions or communications concerning the enclosed materials should be directed to David Wohl at (212) 455-7937 or Jennifer Silbert at (212) 455-3540.

Very truly yours,

/s/    Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

Enclosures

cc:	Laura Hatch (Securities and Exchange Commission) Brian P. Kindelan (BlackRock Advisors, Inc.) Brian Schmidt (BlackRock Advisors, Inc.)